FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Instruments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Assets and Liabilities
Fair value, Liabilities		₪ 28
Trade and other payables [Member]
Assets and Liabilities
Category		AC	[1]	AC
Carrying amount, Liabilities		₪ 800	[1]	₪ 785
Fair value, Liabilities		₪ 800	[1]	₪ 785
Financial liability at fair value [Member]
Assets and Liabilities
Category		FVTPL Level 3		FVTPL Level 3
Carrying amount, Liabilities		₪ 28
Fair value, Liabilities		₪ 28
Notes payable series D [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 218		₪ 327
Fair value, Liabilities		₪ 219		₪ 332
Interest rate used		Market quote		Market quote	[2]
Notes payable series F [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 1,021		₪ 794
Fair value, Liabilities		₪ 1,040		₪ 786
Interest rate used	[2]	Market quote		Market quote
Notes payable series G [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 350
Fair value, Liabilities		₪ 383
Interest rate used		Market quote
Borrowing P [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 89		₪ 118
Fair value, Liabilities		₪ 90		₪ 120
Interest rate used		1.42%		1.54%
Borrowing Q [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 102		₪ 125
Fair value, Liabilities		₪ 105		₪ 127
Interest rate used		1.42%		2.05%
Derivative financial instruments [Member]
Assets and Liabilities
Category		FVTPL Level 2		FVTPL Level 2
Carrying amount, Liabilities	[3]
Fair value, Liabilities	[3]
Lease liabilities [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 617
Fair value, Liabilities		₪ 623
Interest rate used		2.12%
Cash and cash equivalents [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Assets		₪ 299		₪ 416
Fair value, Assets		₪ 299		₪ 416
Short term deposits [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Assets		₪ 552
Fair value, Assets		₪ 552
Trade receivables [Member]
Assets and Liabilities
Category		AC	[1]	AC
Carrying amount, Assets		₪ 874		₪ 916
Fair value, Assets		₪ 876		₪ 916
Interest rate used		4.00%	[1]	4.52%	[2]
Other receivables [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Assets		₪ 16	[1]	₪ 11
Fair value, Assets		₪ 16	[1]	₪ 11

[1]	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
[2]	The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.
[3]	Representing an amount of less than NIS 1 million.